H3 Statement of cash flows	12 Months Ended
Dec. 31, 2020
Statement Of Cash Flows [Abstract]
H3 Statement of cash flows

H3 Statement of cash flows

Interest paid in 2020 was SEK –-1,434 million (SEK –1,060 million in 2019 and SEK –829 million in 2018) and interest received in 2020 was SEK 763 million (SEK 817 million in 2019 and SEK –283 million in 2018). Taxes paid, including withholding tax, were SEK –4,313 million in 2020 (SEK –5,218 million in 2019 and SEK –5,874 million in 2018).

Cash and cash equivalents include cash of SEK 16,422 (17,336) million and cash equivalents of SEK 27,190 (27,743) million. For more information regarding the disposition of cash and cash equivalents and unutilized credit commitments, see note F1 “Financial risk management.”

Cash and cash equivalents as of December 31, 2020, include SEK 2.4 (3.3) billion in countries where there exist significant cross-border conversion restrictions due to hard currency shortage or strict government controls. This amount is therefore not considered available for general use by the Parent Company.

Adjustments to reconcile net income to cash
	2020	2019	2018
Property, plant and equipment
Depreciations	3,602	3,587	3,275
Impairment losses/reversals of impairments	512	360	568
Total	4,114	3,947	3,843

Right-of-use assets
Depreciations	2,387	2,474	—
Impairment losses/reversals of impairments	47	75	—
Total	2,434	2,549	—

Intangible assets
Amortizations
Capitalized development expenses	906	1,519	2,559
Intellectual Property Rights, brands and other intangible assets	1,083	1,019	1,387
Total amortizations	1,989	2,538	3,946
Impairments
Capitalized development expenses	—	36	254
Intellectual Property Rights, brands and other intangible assets	137	19	—
Goodwill	—	—	275
Total impairments	137	55	529
Total	2,126	2,593	4,475
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	8,674	9,089	8,318
Taxes	6,123	1,652	(1,897)
Dividends from joint ventures/associated companies 1)	43	66	30
Undistributed earnings in joint ventures/ associated companies 1)	331	340	(53)
Gains/losses on sales of investments and operations, intangible assets and PP&E, net 2)	77	(812)	212
Other non-cash items 3)	(333)	1,891	1,220
Total adjustments to reconcile net income to cash	14,915	12,226	7,830

1)	See note E3 “Associated companies.”
2)	See note B4 “Other operating income and expense.”
3)	Refers mainly to unrealized foreign exchange, gains/losses on financial instruments.

For information about reconciliation of liabilities arising from financing activities, see note F4 “Interest-bearing liabilities.”

Acquisitions/divestments of subsidiaries and other operations
	Acquisitions	Divestments
2020
Cash ﬂow from business combinations 1)	(9,534)	4
Acquisitions/divestments of other investments	(123)	55
Total	(9,657)	59

2019
Cash ﬂow from business combinations 1)	(1,815)	360
Acquisitions/divestments of other investments	62	(112)
Total	(1,753)	248

2018
Cash ﬂow from business combinations 1)	(1,220)	226
Acquisitions/divestments of other investments	(398)	107
Total	(1,618)	333

1)	See also note E2 “Business combinations.”